Total
Fund Summary
Franklin Templeton ETF Trust 5-12 | Franklin FTSE Japan Hedged ETF
Investment Goal
To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index).
Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin FTSE Japan Hedged ETF}	Franklin Templeton ETF Trust 5-12 Franklin FTSE Japan Hedged ETF Franklin FTSE Japan Hedged ETF
Management fees	0.09%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.09%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin FTSE Japan Hedged ETF}	Franklin Templeton ETF Trust 5-12 Franklin FTSE Japan Hedged ETF Franklin FTSE Japan Hedged ETF USD ($)
1 year	$ 9
3 years	29
5 years	51
10 years	$ 115

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.06% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through the Franklin FTSE Japan ETF (Underlying Fund). The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Japan Capped Hedged Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Japan Capped Hedged Index's weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. FTSE Russell determines eligible securities for the FTSE Japan Capped Hedged to USD Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. The FTSE Japan Capped Hedged Index incorporates a hedge against the currency risk of the securities included in the FTSE Japan Capped Hedged Index against the U.S. dollar. As of May 29, 2020, the FTSE Japan Capped Hedged Index was comprised of 510 securities with capitalizations ranging from $810 million to $173.44 billion.

The Fund, using a "passive" or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund's performance, before fees and expenses, and that of the FTSE Japan Capped Hedged Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Japan Capped Hedged Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Japan Capped Hedged Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Japan Capped Hedged Index. In these circumstances, the Fund may use a "representative sampling" strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Japan Capped Hedged Index, but may not track the FTSE Japan Capped Hedged Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Japan Capped Hedged Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Japan Capped Hedged Index, including securities that resemble those included in the FTSE Japan Capped Hedged Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen (the "hedge impact"). The return of the FTSE Japan Capped Hedged Index is calculated as the sum of the return of the corresponding unhedged index denominated in U.S. dollars plus the hedge impact. The FTSE Japan Capped Hedged Index is calculated as if it sells forward the total value of the non-U.S. dollar denominated securities included in the FTSE Japan Capped Hedged Index at a one-month forward rate to effectively create a hedge against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. The hedge is reset on a monthly basis by simulating the setting up of a similar transaction in which the notional amount of the forwards sold represents the new month-end value of the non-U.S. dollar denominated securities included in the FTSE Japan Capped Hedged Index. No adjustment to the hedge is made during the month to account for changes in the FTSE Japan Capped Hedged Index due to price movement of securities, corporate events, additions, deletions or any other changes (i.e., the amount hedged is kept constant over the whole month). The FTSE Japan Capped Hedged Index is designed to have higher returns than an equivalent unhedged index when the Japanese yen is weakening relative to the U.S. dollar. Conversely, the FTSE Japan Capped Hedged Index will have lower returns than an equivalent unhedged index when the Japanese yen is rising relative to the U.S. dollar.

The Fund intends to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to seek to replicate the hedge impact incorporated in the calculation of the FTSE Japan Capped Hedged Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Japan Capped Hedged Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency).

Currency Hedging

In seeking investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of the foreign currency forward contracts and currency futures contracts will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Moreover, while currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into and closing out of derivative positions. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currency that the derivative instruments intend to hedge, and there can be no assurance that the Fund's hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times.

Because the Fund's currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. The Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund's portfolio in a way that tracks the FTSE Japan Capped Hedged Index.

Increased volatility of the FTSE Japan Capped Hedged Index or the U.S. dollar relative to the currency being hedged will generally reduce the effectiveness of the Fund's currency hedging strategy, measured on an aggregate basis. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.

Derivative Instruments

The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Geographic Focus

Because the Fund invests its assets primarily in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Japan's economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. The Japanese economy is heavily dependent on international trade and consistent government policy supporting its export market. Changes in governmental regulations on trade, decreasing imports or exports, and/or an economic recession in Japan may cause the value of the Fund's investments to decline. Downturns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy, including its export market. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. Japan is also subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could significantly disrupt economic activity and negatively affect the Fund.

Depositary Receipts

Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Calculation Methodology

FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Japan Capped Hedged Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related

There is no assurance that the FTSE Japan Capped Hedged Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Japan Capped Hedged Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Japan Capped Hedged Index will be in line with the described index methodology. Gains, losses or costs to the Fund caused by errors in the FTSE Japan Capped Hedged Index may therefore be borne by the Fund and its shareholders.

Non-Correlation

There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Japan Capped Hedged Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Japan Capped Hedged Index. In addition, the Fund’s NAV may deviate from the FTSE Japan Capped Hedged Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Japan Capped Hedged Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Japan Capped Hedged Index as well as it would have if the Fund held all of the securities in the FTSE Japan Capped Hedged Index.

Tracking Error

Tracking error is the divergence of the Fund’s performance from that of the FTSE Japan Capped Hedged Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the FTSE Japan Capped Hedged Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction and hedging costs and forward rates achieved, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Japan Capped Hedged Index or the need to meet various new or existing regulatory requirements. In addition, certain regulatory or contractual requirements applicable to the Fund's use of derivatives could prevent the Fund from being able to fully replicate the hedge impact incorporated in the calculation of the FTSE Japan Capped Hedged Index, which could result in increased index tracking error. These risks may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Japan Capped Hedged Index does not, and because the Fund accepts creations and redemptions during time periods between which it is able to adjust its currency hedges, whereas the FTSE Japan Capped Hedged Index does not adjust its hedging during these periods.

Market Trading

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration

To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Mid Capitalization Companies

Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment

Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Japan Capped Hedged Index, even if that security generally is underperforming.

International Closed Market Trading

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration

Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund

When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder

Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	Q4'19	8.93%
Worst Quarter:	Q4'18	-16.97%
As of June 30, 2020, the Fund's year-to-date return was -7.03%.

Average Annual Total Returns For the periods ended December 31, 2019
Average Annual Total Returns{- Franklin FTSE Japan Hedged ETF} - Franklin Templeton ETF Trust 5-12 - Franklin FTSE Japan Hedged ETF	Past 1 year	Since Inception	Inception Date
Franklin FTSE Japan Hedged ETF			Nov. 02, 2017
Franklin FTSE Japan Hedged ETF | Return Before Taxes	20.52%	2.33%
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions	20.49%	1.69%	Nov. 02, 2017
Franklin FTSE Japan Hedged ETF | After Taxes on Distributions and Sales	12.13%	1.69%	Nov. 02, 2017
FTSE Japan Capped Hedged Index (index reflects no deduction for fees, expenses or taxes)	20.79%	2.50%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.